Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 154,080	$ 349,290	$ 986,826	$ 1,255,703
Cost of goods sold	96,719	268,145	812,130	952,511
Gross margin	57,361	81,145	174,696	303,192
Expenses:
Consulting – business development	462,989	146,006	2,012,803	529,094
Product development costs	33,273	86,733	330,353	320,472
Marketing and brand development costs	80,970	46,340	171,030	390,294
Administrative and other	438,305	179,816	968,306	1,773,529
Depreciation expense	900	1,613	3,643	61,724
Operating expenses	1,016,437	460,508	3,486,135	3,075,113
Operating income (loss)	(959,076)	(379,363)	(3,311,439)	(2,771,921)
Other Income (Expense)
Interest expense	(292,405)	(548,252)	(2,061,782)	(2,292,957)
Gain (Loss) on extinguishment of debt	(1,376,756)		(725,723)	(916,204)
Net income (loss) before income tax provision	(2,628,237)	(927,615)	(6,098,944)	(5,981,082)
Provision for income tax
Net income (loss)	$ (2,628,237)	$ (927,615)	$ (6,098,944)	$ (5,981,082)
Basic and diluted income (loss) per share	$ (0.83)	$ (0.99)	$ (4.85)	$ (7.93)
Weighted average common shares outstanding - basic and diluted	3,169,000	934,000	1,258,000	754,000